Shareholder Report, Line Graph (Details) 190991_Buffalo High Yield Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)								12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Jul. 01, 2019	Mar. 31, 2026
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name								Buffalo High Yield Fund Institutional Class
Accumulated Value	$ 351,569	$ 327,185	$ 291,498	$ 295,900	$ 289,748	$ 227,648	$ 250,000	$ 368,106
Bloomberg U.S. Universal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Universal Bond Index
Accumulated Value	264,228	251,064	244,533	256,359	267,672	259,995	250,000	$ 276,500
ICE BofA U.S. High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								ICE BofA U.S. High Yield Index
Accumulated Value	$ 319,658	$ 296,871	$ 267,163	$ 276,850	$ 277,666	$ 225,181	$ 250,000	$ 341,971